ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 12, 2025	Ryan Murphy
T +1 415 315 1285
Ryan.Murphy@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO California Municipal Income Fund
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14
(File Nos. 333-286388)

Ladies and Gentlemen:

On behalf of PIMCO California Municipal Income Fund, a Massachusetts business trust (“PCQ”), we are today filing via EDGAR Pre-Effective Amendment No. 1 (the “Amendment”) to a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganizations of PIMCO California Municipal Income Fund II and PIMCO California Municipal Income Fund III with and into PCQ, as described in the Registration Statement.

This Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.

Registration fees have been paid in connection with this filing. Please direct any questions or comments regarding this filing to me at (415) 315-1285 or to Chelsea M. Childs at (415) 315-6374. Thank you for your attention in this matter.

Very truly yours,

/s/ Ryan Murphy
Ryan Murphy

cc:	Ryan G. Leshaw, Esq.
Timothy Bekkers, Esq.
Jaime Dinan, Esq.
David C. Sullivan, Esq.
Chelsea M. Childs, Esq.